NON-CONTROLLING INTEREST - Financial information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of noncontrolling interest [line items]
Non-controlling Interest share of equity	$ 14,354,689	$ 16,457,994
Non-controlling interest share of net income	2,386,248	2,370,766	$ 2,282,095
Dividends paid to non-controlling interest	$ (615,177)	$ (913,356)	$ (946,034)
Corporacion Financiera Colombiana S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	59.47%	60.02%
Non-controlling Interest share of equity	$ 9,347,843	$ 7,535,170
Non-controlling interest share of net income	1,604,142	1,183,899
Dividends paid to non-controlling interest	$ (427,370)	$ (400,959)
Banco de Bogota S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	31.07%	31.26%
Non-controlling Interest share of equity	$ 2,602,543	$ 6,720,725
Non-controlling interest share of net income	628,214	877,725
Dividends paid to non-controlling interest	$ (121,337)	$ (430,624)
Banco de Occidente S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	27.73%	27.73%
Non-controlling Interest share of equity	$ 1,234,275	$ 1,178,665
Non-controlling interest share of net income	96,441	162,923
Dividends paid to non-controlling interest	$ (44,202)	$ (58,511)
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	24.24%	24.33%
Non-controlling Interest share of equity	$ 603,288	$ 402,758
Non-controlling interest share of net income	36,527	87,152
Dividends paid to non-controlling interest	$ (3)	$ (4)
Banco Comercial AV Villas S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	20.13%	20.13%
Non-controlling Interest share of equity	$ 349,487	$ 363,994
Non-controlling interest share of net income	21,765	38,954
Dividends paid to non-controlling interest	$ (16,225)	$ (13,497)
Banco Popular S.A.
Disclosure of noncontrolling interest [line items]
Country	Colombia	Colombia
Non-controlling Interest	6.26%	6.26%
Non-controlling Interest share of equity	$ 217,253	$ 256,682
Non-controlling interest share of net income	(841)	20,113
Dividends paid to non-controlling interest	$ (6,040)	$ (9,761)